Share Based Payment Arrangements - Summary of Changes in Outstanding Stock Options (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Exercised	(4,554)	(4,233)
Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, beginning of year	4,422,000	5,031,000
Number of options, Granted	99,000	909,000
Number of options, Exercised	(1,530,000)	(1,462,000)
Number of options, Forfeited	(9,000)	(56,000)
Number of options, end of year	2,982,000	4,422,000
Number of options, Options exercisable, end of year	2,111,000	3,040,000
Weighted average exercise price, beginning of year | $ / shares	$ 21.56	$ 17.66
Weighted average exercise price, Granted | $ / shares	40.41	30.71
Weighted average exercise price, Exercised | $ / shares	16.73	13.58
Weighted average exercise price, Forfeited | $ / shares	27.87	28.14
Weighted average exercise price, end of year | $ / shares	24.65	21.56
Weighted average exercise price, Options exercisable, end of year | $ / shares	$ 22.34	$ 18.45